Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($) $ / shares	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Nov. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount redeemed	150.00%	150.00%
Borrowings interest rate	2.57%					10.25%
Debentures convertible into common shares subject to minimum price per share | $ / shares		$ 5.00
Repurchasement and cancellation of subordinated liabilities	$ 1,008		$ 33		$ 1,001
Debentures principal amount	$ 5,554		5,766			$ 300
Borrowings maturity	May 25, 2035	May 25, 2035
Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.56%
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Repurchasement and cancellation of subordinated liabilities		$ 6		$ 21
Debentures principal amount	$ 47		$ 59
Borrowings maturity	July 31, 2084	July 31, 2084
July 31, 2084 [member] | Six-month US$ LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.25%
Borrowings, interest rate basis	Six-month US$ LIBOR plus 0.25%.	Six-month US$ LIBOR plus 0.25%.	Six-month US$ LIBOR plus 0.25%.	Six-month US$ LIBOR plus 0.25%.
January 26, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.42%
Debentures principal amount	$ 1,000		$ 1,001
Borrowings maturity	January 26, 2026	January 26, 2026
Debenture redemption percent	100
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.45%
Debentures principal amount	$ 1,525		$ 1,568
Borrowings maturity	April 4, 2028	April 4, 2028
April 4, 2028 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.125%
Borrowings, interest rate basis	six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.
Repurchasement and cancellation of subordinated liabilities		$ 2		$ 4
Borrowings maturity	August 31, 2085	August 31, 2085
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%
Debentures principal amount	$ 1,484		$ 1,535
Borrowings maturity	June 19, 2029	June 19, 2029
June 19, 2029 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.18%
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.01%
Debentures principal amount	$ 976		$ 1,000
Borrowings maturity	July 21, 2030	July 21, 2030
July 21, 2030 [Member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.28%